RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per the Financial Statements	$ 2,584,403	$ 2,481,493
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(6,857)	(15,558)
Amounts Allocated to Withdrawing Participants	(580)	(65)
Net Assets Available for Benefits per the Form 5500	$ 2,576,966	$ 2,465,870